PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provisions, Current	$ 337	$ 386
Provisions, non-Current	29,549	30,450
Total Provisions	29,886	30,836
Litigations [Member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provisions, Current	337	386
Provisions, non-Current	6,067	6,968
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Provisions, non-Current	$ 23,482	$ 23,482